Accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Going concern

2.1	Going concern
The accompanying consolidated financial statements of the Company have been prepared assuming the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will continue in operation for at least a period of one year after the date these consolidated financial statements are issued, and contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
Management continues to monitor the impact of various geopolitical, regulatory and macroeconomic events, including the elevated levels of global inflation, recessionary risks and the ongoing wars in Ukraine and Gaza.
Despite these challenges, management is satisfied that the Group has sufficient resources available to continue in operational existence for the foreseeable future after having reviewed in detail the current trading position, forecasts, and prospects of the Group, and the terms of the trade in operation with customers and suppliers. Management have prepared cash flow forecasts that model the impact of the aforementioned events and concluded that the Group has the ability to manage its committed expenditure to ensure that it has sufficient working capital to continue to meet its obligations as they fall due.
The Group has recognized net loss of €8.6 million for the year ended December 31, 2023 (2022: net profit of €182.3 million), (2021: net profit of €235.9 million) and generated cash flows from operations for the year ended December 31, 2023 of €132.8 million (2022: €166.8 million) (2021: €209.9 million). As of December 31, 2023 current assets exceeded current liabilities by €101.3 million (2022: €252.0 million). The Group is in a retained profit position as at December 31, 2023.
Based on these factors, management has a reasonable expectation that the Group has and will have adequate resources to continue in operational existence for a period of at least one year from the date of issuance of these financial statements, April 25, 2024, and therefore have prepared the consolidated financial statements on a going concern basis.
Recent accounting pronouncements

2.2	Recent accounting pronouncements
The following amendments became effective in 2023, but did not have a material impact on the consolidated financial statements of the Group:
•Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies (effective date January 1, 2023);
•Amendments to IAS 8: Definition of Accounting Estimates (effective date January 1, 2023);
•Amendments to IAS 12: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (effective date January 1, 2023);
•IFRS 17 Insurance Contracts (effective date January 1, 2023).

2	Accounting policies (continued)

2.2	Recent accounting pronouncements (continued)
Pillar Two legislation
IAS 12 was amended to add a temporary exception to recognizing and disclosing information about deferred tax assets and liabilities that are related to tax law enacted or substantively enacted to implement the Pillar Two model rules published by the Organization for Economic Co-operation and Development (the “Pillar Two legislation”). The amendments require that entities shall apply the amendments immediately upon issuance. The amendments also require that entities shall disclose separately its current tax expense/ income related to Pillar Two income taxes, and the qualitative and quantitative information about its exposure to Pillar Two income taxes in periods in which the Pillar Two legislation is enacted or substantially enacted but not yet in effect in annual reporting periods beginning on or after January 1, 2023.
Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions the Group operates in, and the Group has applied the temporary exception for said jurisdictions.
The Pillar Two legislation will be effective in certain jurisdictions for the Group’s financial year beginning January 1, 2024 , with certain other jurisdictions expected to introduce the rules with effect from January 1, 2025 (or later). The Group is in the process of assessing the potential exposure arising from Pillar Two legislation.
Guernsey has committed to implementing both an “Income Inclusion Rule” and a domestic minimum tax to provide for a 15% effective tax rate for large multinationals that will apply from January 1, 2025 and, based on the assessment carried out so far, the Group has identified potential exposure to Pillar Two income taxes on profits earned in Guernsey and Malta, where the expected Pillar Two effective tax rate is likely to be lower than 15%.
Quantitative information to accurately assess exposure to Pillar Two Top-up Tax is currently not known or cannot be reasonably estimated. Exposure may also exist in other jurisdictions, albeit to a lesser extent than for Guernsey and Malta. The Group continues to progress on the assessment and expects to complete the assessment during 2024.
Standards issued not yet applied
The following IFRSs have been issued but have not been applied in these consolidated financial statements. Their adoption is not expected to have a material effect on the Group’s consolidated financial statements.
•Amendments to IAS 1: Classification of Liabilities as Current or Non-current (effective date January 1, 2024);
•Amendments to IFRS 16: Lease Liability in a Sale and Leaseback (effective date January 1, 2024);
•Amendments to IAS 7 and IFRS 7: Disclosures: Supplier Finance Arrangements (effective date January 1, 2024); and
•Amendments to IAS 21: Lack of exchangeability (effective date January 1, 2025).
Basis of Consolidation

2.3	Basis of Consolidation
A subsidiary is an entity controlled by the Group. The Group controls an entity when it has power over the entity, it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The Group’s consolidated financial statements include the accounts of the Company and its subsidiary undertakings.
The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group obtains control until the date the Group ceases to control the subsidiary.
When necessary, adjustments are made to the consolidated financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. A change in the ownership interest of a subsidiary, without loss of control, is accounted for as an equity transaction.
If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any residual gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.
Revenue recognition

2.4	Revenue recognition
The Group generates revenue through income earned from online gaming activities, comprising online casino games and sports betting, as well as brand licensing agreements. All revenue is recognized net of the fair value of customer incentives and value-added tax (‘VAT’) and goods and services tax (‘GST’) in countries where they are applicable.
Online casino and sports betting
Revenues generated from online casino games and sports betting are classified as derivative financial instruments accounted for in accordance with IFRS 9, ‘Financial Instruments’. These derivatives are initially recognized at fair value, representing the amount staked by the customer adjusted for any customer incentives. They are subsequently remeasured when the outcome and the transaction price is known and the amount payable is confirmed, at which point the movement is recorded as a gain or loss in the Consolidated Statements of Profit or Loss and Other Comprehensive Income. As such gains and losses arise from similar transactions, they are offset within revenue.
The Group recognizes revenue transactions at the fair value of the consideration received or receivable at the point the transactions are settled. Any open positions at year end are fair valued with the resulting gain or loss recorded in the Consolidated Statements of Profit or Loss and Other Comprehensive Income. Customer liabilities related to these timing differences are accounted for as derivative financial instruments, further discussed in note 19.
Sports betting and online casino revenue represents the net house win adjusted for the fair market value of gains and losses on open betting positions and certain customer incentives.
Brand licensing agreements
Revenue also includes brand licensing revenues generated by the provision of the Betway brand to other online gambling companies, which is accounted for in accordance with IFRS 15, ‘Revenue from Contracts with Customers,’ by applying the five step model.
The transaction price for brand licensing contracts are composed of monthly licensing fees, monthly brand exploitation fees, and sports and e-sports contributions. Sports and e-sports contributions are variable elements which are calculated as a percentage of Group’s yearly global expenditure on sponsorship agreements. While the amount of these expenditures will fluctuate from year-to-year it is within the Group’s control and is considered to be predictable. The variable portion of consideration is only included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
Brand licensing agreements allow the contracting partner to use the Group brands for the life of the contract in exchange for a fee which is billed and paid monthly. The agreements have the same pattern of transfer with the customer simultaneously receiving and consuming the benefits provided. The revenue recognized by the Group on brand licensing agreements is thus allocated evenly on a monthly basis over the life of the contract in line with the delivery of the services and benefits.
Change in presentation - Fixed odds contingencies revenue
During the year ended December 31, 2023, the Group has changed the presentation of its disaggregated revenue by product line with respect to the classification of revenue generated from fixed odds contingencies, which has been aggregated and disclosed together with online casino revenue in note 5 as opposed to sports betting as previously presented. Fixed odds contingencies are casino style games in respect of which the odds are agreed at the time of the bet and accepted under the sports licenses in certain jurisdictions. The change in presentation aims to align the financial statements disclosures with the way the Group manages its portfolio and product offering.
This change had no impact on the Group’s total revenue, profit before taxation, financial position, statement of changes in equity or cash flows for any periods presented. The change was effective for the year ended December 31, 2023 and has been applied retrospectively for comparative purposes as follows:

2	Accounting policies (continued)

2.4	Revenue recognition (continued)
For the year ended December 31, 2022:

	Online casino € '000s	Sports betting € '000s
As presented in the current year	875,878	376,521
As presented in the previous year	814,294	438,105
Fixed odds contingencies revenue	61,584	(61,584)
For the year ended December 31, 2021:

	Online casino € '000s	Sports betting € '000s
As presented in the current year	890,217	355,690
As presented in the previous year	858,725	387,182
Fixed odds contingencies revenue	31,492	(31,492)

Intangible assets

2.5	Intangible assets
Intangible assets are principally comprised of customer databases, brands, marketing and data analytics know-how, licenses, exclusive rights licenses, acquired technology, internally-generated software development costs and goodwill. All such intangible assets are stated at cost less accumulated amortization and impairment.
Goodwill
Goodwill acquired in business combinations is recognized as an intangible asset with any impairment in carrying value being charged to the Consolidated Statements of Profit or Loss and Other Comprehensive Income. Where the fair value of identifiable assets, liabilities and contingent liabilities exceed the fair value of consideration paid, the excess is credited in full to the Consolidated Statements of Profit or Loss and Other Comprehensive Income on the acquisition date.
Impairment tests on goodwill and other intangible assets with indefinite useful economic lives are undertaken at least annually. Goodwill was tested for impairment on November 30, 2023. Other non-financial assets are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amount (i.e. the higher of value in use and fair value less costs to sell), the asset is written down accordingly.
Where it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the smallest group of assets to which it belongs for which there are separately identifiable cash flows; its cash generating units (‘CGUs’). Goodwill is allocated on initial recognition to each of the Group’s CGUs that are expected to benefit from a business combination that gives rise to the goodwill. The current year assessment resulted in an impairment loss relating to the DGC CGU of €35.9 million. Additional disclosures are provided in note 11.
Intangible assets arising on acquisitions
Intangible assets are recognized on business combinations if they are separable from the acquired entity or arise from other contractual/legal rights and are recorded initially at fair value at the date of acquisition. The amounts ascribed to such intangibles are arrived at by using appropriate valuation techniques.
Customer databases
Customer databases represent the customer database acquired in business combinations.

2	Accounting policies (continued)

2.5	Intangible assets (continued)
Brands
Brands represent the brands acquired in business combinations.
Licenses
Licenses represent gaming and sports betting licenses that are a prerequisite for online casino or sport betting together with supplier and outsourcing contracts.
Exclusive license rights
Exclusive license rights represents sole and exclusive rights to operate products under license agreements.
Marketing and data analytics know-how
Marketing and data analytics know-how represents customer and regulatory data analytics associated with player behaviors and the regulatory environment which represents material barriers to entry for both casino and sports betting activities.
Acquired technology
Acquired technology represents internally developed assets and other technology acquired in business combinations.
Internally-generated software development costs
Research costs are expensed as incurred, and development costs are only recognized as internally-generated software if all recognition criteria according to IAS 38, ‘Intangible Assets,’ are met. Expenses that can be directly allocated to development projects are capitalized provided that:
•the completion of the intangible asset is technically feasible;
•the Group has the intention to complete the intangible asset and to use or to sell it;
•the intangible asset can be sold or used internally;
•the intangible asset will generate future benefits in terms of new business opportunities, cost savings or economies of scale;
•sufficient technical and financial resources are available to complete the development and to use or sell the intangible asset, and
•expenditures can be measured reliably. Direct costs include not only the personnel expenses for the development team, but also the costs for external consultants and developers.
Amortization
Amortization is provided at rates calculated to write off the valuation of each asset over its expected useful life, as follows:

Intangible Asset	Useful economic life
Customer databases	2-5 years diminishing balance method
Brands	Assessed separately for each asset, with lives ranging up to 20 years
Marketing and data analytics know-how	4-5 years straight-line
Licenses	1-10 years straight-line
Exclusive license rights	3 years straight-line
Acquired technology	2-10 years straight-line
Internally-generated software development costs	2-10 years straight-line
The estimated useful lives and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Research and development costs

2.6	Research and development costs
Research and development costs that are not eligible for capitalization have been expensed in the year incurred totaling €15.8 million for the year ended December 31, 2023 (2022: €17.7 million) (2021: €16.5 million). These expenses are included in the ‘Direct and Marketing expenses’ line item within the Consolidated Statement of Profit or Loss and Other Comprehensive Income.

Property, plant and equipment

2.7	Property plant and equipment
Property, plant and equipment is stated at historical cost less accumulated depreciation and any accumulated impairment losses.

Property plant and equipment	Useful economic life
Leasehold property improvements	Over the life of the lease or the useful life of the asset, whichever is shorter
Furniture and fittings	3-6 years straight-line
Office equipment	3-10 years straight-line
Computer hardware and software	2-5 years straight-line
The gain or loss arising on the disposal or retirement of an asset is determined as the difference between the sale proceeds and the net carrying amount of the asset and is recorded as income or expense in the Consolidated Statement of Profit or Loss and Other Comprehensive Income.
Assets held for sale and associated liabilities

2.8	Assets held for sale and associated liabilities
The Group classifies non-current assets as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use as required by IFRS 5. Non-current assets classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance costs and income tax expense. Liabilities that are directly associated with assets held for sale are presented separately as a current item in the Consolidated Statement of Financial Position.
The criteria for held for sale classification is regarded as met only when the sale is highly probable and the asset is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset and the sale expected to be completed within one year from the date of the classification.
Property, plant and equipment and intangible assets are not depreciated or amortized once classified as held for sale. During 2023, the DGC B2B division was reclassified as a non-current asset held for sale. Additional disclosures are provided in note 18.
Taxes

2.9	Taxes
Current income tax
Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.
Current income tax relating to items recognized directly in equity is recognized in equity and not in the Consolidated Statement of Profit or Loss and Other Comprehensive Income. Management evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation at each reporting date and establishes provisions where appropriate.

2	Accounting policies (continued)

2.9	Taxes (continued)
Deferred tax
Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.
Deferred tax liabilities are recognized for all taxable temporary differences, except:
•When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss, and does not give rise to equal taxable and deductible temporary differences; and
•in respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except:
•When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit not taxable profit or loss, and does not give rise to equal taxable and deductible temporary differences; and
•in respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.
The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
Deferred tax items are recognized in correlation to the underlying transaction either in Other Comprehensive Income (‘OCI’) or directly in equity.
Tax benefits acquired as part of a business combination, but not satisfying the criteria for separate recognition at that date, are recognized subsequently if new information about facts and circumstances change. The adjustment is either treated as a reduction in goodwill (as long as it does not exceed goodwill) if it was recognized during the measurement period or recognized in profit or loss.
The Group offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Financial instruments

2.10	Financial instruments
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
Financial assets
Initial recognition and measurement
Financial assets are classified, at initial recognition and are subsequently measured at amortized cost, fair value through OCI or fair value through profit or loss.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15, ‘Revenue from Contracts with Customers’.
For a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Group’s business model for managing financial assets refers to how it manages its financial assets to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows while financial assets classified and measured at fair value through OCI are held within a business model with the objective of both holding to collect contractual cash flows and selling.
Subsequent measurement
For purposes of subsequent measurement, financial assets are classified in four categories:
•Financial assets at amortized cost (debt instruments);
•Financial assets at fair value through OCI with recycling cumulative gains and losses (debt instruments);
•Financial assets designated at fair value through OCI with no recycling cumulative gains and losses (equity instruments); and
•Financial assets at fair value through profit or loss.
Financial assets at amortized cost
Financial assets at amortized cost are subsequently measured using the effective interest rate (‘EIR’) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
The Group’s financial assets at amortized cost includes:
•trade receivables and other receivables which include amounts due from payment service providers and customers under brand licenses;
•loans receivable;
•regulatory deposits which are amounts held by the regulators or ring fenced as a result of regulatory requirements in the various jurisdictions in which the Group operates; and
•restricted cash balances.

2	Accounting policies (continued)

2.10	Financial instruments (continued)
Financial assets at amortized cost (continued)
Cash and short-term deposits in the Consolidated Statement of Financial Position comprise cash at banks, cash in transit and processor bank balances, that are readily convertible to a known amount of cash within 90 days and subject to an insignificant risk of changes in value.
Restricted cash represents cash held at banks by the Group, but which is used as security for specific arrangements. Restricted cash is comprised mostly of cash held on the Consolidated Statement of Financial Position in designated client fund accounts to cover monies owed to customers, as per the terms of the various licensed jurisdictions, and financial guarantees - refer to note 16 for further details. Restricted cash balances are classified as other financial assets held at amortized cost and further classified as current or non-current depending on when the restriction first ends.
Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized (i.e. removed from the Group’s Consolidated Statement of Financial Position) when:
•the rights to receive cash flows from the asset have expired;
•the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either
•the Group has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of the asset; or
•the Group has transferred substantially all the risks and rewards of the asset.
Impairment of financial assets
The Group recognizes an allowance for expected credit losses (‘ECLs’) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
There are three approaches to recognizing ECLs, the general, simplified or the purchased or originated credit-impaired approach. The Group applies the simplified approach to the following financial assets:
•Trade and other receivables that do not contain a significant financing component as required under IFRS 9.
•Trade receivables that result from transactions within the scope of IFRS 15 (i.e. trade receivables relating to brand licensing agreements).
The Group applies the low credit risk simplification approach to the following financial assets:
•Loans receivable that do not contain a significant financing component as required under IFRS 9.
•Restricted cash that meets the definition of a financial guarantee contract that is not accounted for at fair value through profit and loss under IFRS 9.
The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables and contract assets. To measure the ECL, trade receivables and contract assets have been grouped based on shared credit risk characteristics and the days past due. The expected loss rates are calculated based on past default experience, credit risk of receivables and an assessment of the future economic environment. The ECL is calculated with reference to the aging and risk profile of the balance.

2	Accounting policies (continued)

2.10	Financial instruments (continued)
Presentation of allowance for ECL in the Consolidated Statement of Financial Position
The expected credit loss allowance for each type of financial asset (i.e. trade receivables) is deducted from the gross carrying amount of the assets (i.e. contra-asset). Impairment losses are presented within the Direct and marketing expenses line in the Consolidated Statement of Profit or Loss and Other Comprehensive Income.
Financial assets with low risk
The Group applies a low credit risk approach to loans receivable, regulatory deposits and cash and cash equivalents. The Group uses a 12-month ECL and does not assess whether a significant increase in credit risk has occurred at the reporting date.
Write-off
Write-offs are recognized, when the Group has no reasonable expectations of recovering a financial asset either in its entirety or a portion thereof.
Financial liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognized initially at fair value and in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Group’s financial liabilities are referenced in notes 19 and 25.
Subsequent measurement
For purposes of subsequent measurement, financial liabilities are classified in two categories:
•Financial liabilities at fair value through profit or loss; and
•Financial liabilities at amortized cost.
Financial liabilities at amortized cost
This is the category most relevant to the Group. After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the effective interest rate (“EIR”) method. Gains and losses are recognized in the Consolidated Statements of Profit or Loss and Other Comprehensive Income when the liabilities are derecognized as well as through the EIR amortization process. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the Consolidated Statement of Profit or Loss and Other Comprehensive Income.
Derecognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income.

2	Accounting policies (continued)

2.10	Financial instruments (continued)
Derivative financial instruments
Derivative financial instruments are initially recognized at fair value on the date on which a derivative financial instrument is entered into and subsequently remeasured at fair value and changes therein are generally recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income. Derivative financial instruments are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Amounts received from customers on sportsbook events that have not occurred by the Consolidated Statement of Financial Position date are derivative financial instruments and are financial liabilities at fair value through profit or loss. The resulting gains and losses from bets are included in revenue.
Other financial instruments carried at fair value through profit and loss and Other comprehensive income (excluding those recognized in Revenue)
All financial assets measured at fair value through profit and loss (FVTPL) and other comprehensive income (FVTOCI) are recorded at fair value, being their transaction price, in the Consolidated Statement of Financial Position. The Group has elected to designate certain financial assets held as equity instruments as financial instruments carried at fair value with changes in fair value recognized in the Consolidated Statement of Other Comprehensive Income. All other assets that meet the definition of a derivative are carried at fair value through profit and loss.
When the transaction price of the instrument differs from the fair value at origination and the fair value is based on a valuation technique using only inputs observable in market transactions, the Group recognizes the difference between the transaction price and fair value in the Consolidated Statement of Profit or Loss and Other Comprehensive Income, referred to as a day 1 gains or losses. In those cases where fair value is based on valuation techniques for which some of the inputs are not observable, the difference between the transaction price and the fair value is deferred and is only recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income when the inputs become observable, or when the instrument is derecognized.
Subsequently, if there are no day 1 gains or losses on initial recognition, financial assets at FVTPL are re-measured each period and the re-measurement is recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income. Financial assets at FVTOCI remeasurements are recognized in other comprehensive income.
Debt equity swaps
When equity instruments issued to a creditor to extinguish all or part of a financial liability are recognized initially, the Group measures them at the fair value of the equity instruments issued, unless that fair value cannot be reliably measured. The difference between the carrying amount of the financial liability (or part of a financial liability) extinguished, and the consideration paid, is recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income, in accordance with paragraph 3.3.3 of IFRS 9 Financial Instruments. The equity instruments issued are recognized initially and measured at the date the financial liability (or part of that liability) is extinguished.
Earnout Liability
The earnout liability, was initially recognized at fair value at inception with an offsetting entry made to earnout reserve. The earnout liability was subsequently re-measured at fair value at each reporting date and at the date of its extinguishment using a Monte Carlo valuation simulation, with the changes in fair value recognized in the ‘change in fair value of earnout liability’ line item within the Consolidated Statement of Profit or Loss and Other Comprehensive Income.
As all the earnout shares were held by Pre-Closing Holders, management concluded that the derecognition of the liability represents a transaction with owners and derecognized the liability with an offsetting entry made to earnout reserve in the Consolidated Statement of Changes in Equity. The remaining balance was then reclassified from earnout reserve into retained profit in the Consolidated Statement of Changes in Equity. Refer to note 23.3 for further information.

2	Accounting policies (continued)

2.10	Financial instruments (continued)
Warrant Liability
Warrants were comprised of public and private placements with both classified and accounted for as derivative financial liabilities and initially recognized at their fair value. The warrants were subsequently re-measured at fair value at each reporting date and at the date of their extinguishment with changes in fair value recognized in the ‘change in fair value of warrant liability’ line item within the Consolidated Statement of Profit or Loss and Other Comprehensive Income.
The fair value of the public warrants up to their extinguishment was determined using their quoted market price and their derecognition was accounted for based on the fair value of Super Group's shares exchanged during the Offer and Consent Solicitation (the "Offer"), which is described in note 23.2. The fair value of the shares issued in exchange of the public warrants was recognized in the ‘shares issued in exchange for public warrants’ line as an issued capital increase in the Consolidated Statement of Changes in Equity and the difference between the fair value of the shares issued and the fair value of the public warrant liability was recognized in the ‘change in fair value of warrant liability’ line item within the Consolidated Statement of Profit or Loss and Other Comprehensive Income.
The fair value of the private warrants up to their extinguishment was determined using a Black Scholes model and their derecognition represented a transaction with owners and was recognized in retained profit in the Consolidated Statement of Changes in Equity.

Fair value measurements

2.11	Fair value measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
•In the principal market for the asset or liability; or
•In the absence of a principal market, in the most advantageous market for the asset or liability.
All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
•Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
•Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
•Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Foreign currencies

2.12	Foreign currencies
Transactions and balances
Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates at the reporting date. Differences arising on settlement or translation of monetary items are recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income.
Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the date of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using exchange rates at the date when the fair value is determined. The gain or loss arising on translation is recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income.
Group companies
The Group’s consolidated financial statements are presented in Euros, which is also the parent company’s functional currency. For each entity, the Group determines the functional currency, and items included in the financial statements of each entity are measured using that functional currency.
When translating the subsidiary’s respective functional currencies into the Group’s presentation currency, which is Euros, assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition are translated using the exchange rates at the reporting date. Income and expense items are translated using the average rates prevailing during the year. Equity is translated at historical exchange rates. All resulting foreign currency translation differences are recognized in OCI and accumulated in the foreign currency translation reserve. If a foreign operation is entirely disposed of or control is lost due to a partial disposal, the cumulative amount of the translation reserve relating to that foreign operation is reclassified to profit or loss and is part of the gain or loss on disposal.
Capital management

2.13	Capital management
The Group’s objectives, when managing capital, are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure in order to minimize the cost of capital.
If financing is required, management will consider whether debt or equity financing is more appropriate and proceed accordingly.
The capital employed by the Group is composed of equity attributable to the shareholders, as detailed in the Consolidated Statement of Changes in Equity.
Treasury shares

2.14	Treasury shares
Super Group's shares that were reacquired as part of the Share Repurchase Program were recognized at cost and deducted from equity within the Treasury Stock account. No gain or loss was recognized in profit or loss on the purchase, sale, issue or cancellation of the reacquired shares.
Provisions

2.15	Provisions
Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. For further details refer to note 21.

2	Accounting policies (continued)

Business combinations

2.16	Business combinations
Business combinations are accounted for using the acquisition method with assets and liabilities acquired recorded at the acquisition date fair value. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition-date fair value, and the amount of any non-controlling interest share (‘NCI’) in the acquiree. For each business combination, the Group elects whether to measure NCI in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition related costs are expensed as incurred and included in General and administrative expenses.
The Group also applies the pooling of interest method when the acquisition of a business either lacks substance or is a business combination under common control. When the pooling of interest method is applied, the assets and liabilities of all combining parties will be reflected at their predecessor carrying amounts.
The Group determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.
When the Group acquires a business, it assesses the fair value of assets acquired and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.
Earnings per share

2.17	Earnings per share
The Group presents basic and diluted earnings per share (‘EPS’) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to ordinary shareholders of the Group by the weighted average number of ordinary shares outstanding during the year. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders of the Group and the weighted average number of ordinary shares outstanding for the effects of all dilutive potential ordinary shares.
Leases

2.18	Leases
The Group is a lessee and enters into contracts to lease office property and motor vehicles.
Determining whether an arrangement contains a lease
A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for both a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an asset, the Group assesses whether the contract meets three key evaluations under IFRS 16 ‘Leases’
•the contract contains an identified asset, which is either explicitly identified in the contract or implicitly specified by being identified at the time the asset is made available to the Group;
•the Group has the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use, considering its rights within the defined scope of the contract the time the asset is made available to the Group; and
•the Group has the right to direct the use of the identified asset throughout the period of use. The Group assesses whether it has the right to direct how and for what purpose the asset is used throughout the period of use.

2	Accounting policies (continued)

2.18	Leases (continued)
Measurement and recognition of leases as a lessee
Right-of-use asset
At lease commencement date, the Group recognizes a right-of-use asset and lease liability. The right-of-use asset is initially measured at cost, which is made up of the initial measurement of the liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and if applicable an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
After the commencement date, the Group measures the right-of-use asset applying the cost model under IFRS 16 ‘Leases’. The right-of-use of asset is measured at cost less accumulated amortization and accumulated impairment losses and is adjusted for re-measurement of the lease liability. Amortization is calculated on a straight-line basis over the lease term.
At the commencement date, the Group measures the lease liability at the present value of the lease payments (currently only consisting of fixed payments), discounted using the interest rate implicit in the lease, if that rate is readily available, or the incremental borrowing rate. Generally, the Group uses the incremental borrowing rate (‘IBR’) as the discount rate as the rate implicit in the lease is not readily determinable. The IBR is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use-asset in a similar economic environment.
The Group has elected to adopt the practical expedient and apply a single discount rate to the identified portfolio of leases having similar remaining lease term, similar underlying assets and in a similar economic environment.
The Group determines the lease term beginning with the non-cancellable period including the extension of the lease term for any renewal options that are reasonably certain to be exercised or the term by which an entity will exercise an option to terminate a contract. The Group performs an assessment on a lease-by-lease basis and once they have assessed whether the renewal option or termination option is reasonably certain to be exercised will this be included within the lease term.
The Group has elected to apply the practical expedient to combine lease and non-lease components into a single lease component as non-lease components are not material to the Group.
Lease liabilities
The lease liability is measured at amortized cost using the effective interest rate method. The liability is increased as a result of interest accrued on the balance outstanding and is reduced for lease payments made. It is remeasured to reflect any reassessment or modification, or if there are changes in in-substance fixed payments.
When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit and loss if the carrying amount of the right-of-use asset has already been reduced to zero.
On the Consolidated Statement of Financial Position, right-of-use assets and lease liabilities are presented on a separate line.
Short-term leases and leases of low value assets
The Group has elected to adopt the practical expedient and not recognize right-of-use assets and lease liabilities for leases that are short-term and assets that are of low value. The rent expense of €3.1 million (2022: €0.6 million) (2021: €1.2 million) in relation to these leases are recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income on a straight line basis over the lease term.
Restricted Stock Units ("RSU") Awards

2.19	Restricted Stock Units (“RSU”) Awards
The Group operates an equity incentive plan which may be settled in shares or cash at the discretion of the Group. The Group intends to settle the RSUs in shares, and, therefore classified them as an equity settled share-based payment plan in accordance with IFRS 2, Share-based Payments.
The cost of equity-settled transactions is determined by the fair value at the date of grant. The fair value of the shares conditionally granted is measured using the market price of the shares at the time of grant. The cost is recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income over the vesting period.
The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has lapsed and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income for the year represents the movement in cumulative expense recognized as at the beginning and end of that year.
Payroll taxes related to the RSUs are recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income in accordance with the vesting. Payroll taxes are settled in cash and are therefore recognized as a liability in the Consolidated Statement of Financial Position.
Service conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the service condition being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. These estimates are based on historical turnover rates and Group's forecast and are adjusted at each measurement date.
The Company considered the value of dividends to be paid during the vesting period to be nil.